Intangible Assets and Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill

NOTE 3 - INTANGIBLE ASSETS AND GOODWILL

The Company completed a Merger with Oncotelic, which gave rise to Goodwill of $4,879,999. Further, we added goodwill of $16,182,456 upon the completion of the Merger with PointR. In general, the goodwill is tested on an annual impairment date of December 31. However, since both assets are currently being developed for various cancer and COVID-19 therapies, the Company does not believe the there are any factors or indications that the goodwill is impaired.

Assignment and Assumption Agreement with Autotelic, Inc.

In April 2018, Oncotelic Inc. entered into an Assignment and Assumption Agreement (the “Assignment Agreement”) with Autotelic Inc., an affiliate company, and Autotelic LLC, an affiliate company, pursuant to which Oncotelic acquired the rights to all intellectual property (“IP”) related to a patented product. As consideration for the Assignment Agreement, Oncotelic Inc. issued 204,798 shares of its Common Stock for a value of $819,191. The Assignment Agreement also provides that Oncotelic Inc. shall be responsible for all costs related to the IP, including development and maintenance, going forward.

Intangible Asset Summary

The following table summarizes the balances as of March 31, 2021 and December 31, 2020, of the intangible assets acquired, their useful life, and annual amortization:

	March 31, 2021	Remaining Estimated Useful Life (Years)
Intangible asset – Intellectual Property	$819,191	16.75
Intangible asset – Capitalization of license cost	190,989	16.75
	1,010,180
Less Accumulated Amortization	(149,815)
Total	$860,365

	December 31, 2020	Remaining Estimated Useful Life (Years)
Intangible asset – Intellectual Property	$819,191	18.00
Intangible asset – Capitalization of license cost	190,989	18.00
	1,010,180
Less Accumulated Amortization	(136,974)
Total	$873,206

Amortization of identifiable intangible assets for the three months ended March 31, 2021 and 2020 was $12,841 and $12,841, respectively.

The future yearly amortization expense over the next five years and thereafter are as follows:

For the years ended December 31,

2021	$38,524
2022	51,365
2023	51,365
2024	51,365
2025	51,365
Thereafter	616,381
$860,365

In-Process Research & Development (IPR&D) Summary

The IPR&D assets were acquired in the PointR acquisition during the year ended December 31, 2019. Since January 2021, the Company has determined that the IPR&D should be reported as an indefinitely lived asset and therefore will evaluate, on an annual basis, for any impairment on the IPR&D and will record an impairment if identified. The balance of IPR&D as of March 31, 2021 and December 31, 2020 was $1,106,760.

NOTE 4 – GOODWILL AND INTANGIBLE ASSETS

The Company completed the Merger with Oncotelic, which gave rise to Goodwill of $4,879,999. Further, the Company added goodwill of $16,182,456 upon the completion of the Merger with PointR. In general, the goodwill is tested on an annual impairment date of December 31. However, since both assets are currently being developed for various cancer and COVID-19 therapies, the Company does not believe the there are any factors or indications that the goodwill is impaired.

Assignment and Assumption Agreement with Autotelic, Inc.

In April 2018, Oncotelic Inc. entered into an Assignment and Assumption Agreement (the “Assignment Agreement”) with Autotelic Inc., an affiliate company, and Autotelic LLC, an affiliate company, pursuant to which Oncotelic acquired the rights to all intellectual property (“IP”) related to a patented product. As consideration for the Assignment Agreement, Oncotelic Inc. issued 204,798 shares of its Common Stock for a value of $819,191. The Assignment Agreement also provides that Oncotelic Inc. shall be responsible for all costs related to the IP, including development and maintenance, going forward.

Intangible Asset Summary

The following table summarizes the balances as of December 31, 2020 and 2019, respectively, of the intangible assets acquired, their useful life, and annual amortization:

	December 31, 2020	Remaining Estimated Useful Life (Years)
Intangible asset – Intellectual Property	$819,191	18.00
Intangible asset – Capitalization of license cost	190,989	18.00
	1,010,180
Less Accumulated Amortization	(136,974)
Total	$873,206

	December 31, 2019	Remaining Estimated Useful Life (Years)
Intangible asset – Intellectual Property	$819,191	18.68
Intangible asset – Capitalization of license cost	190,989	18.68
	1,010,180
Less Accumulated Amortization	(85,608)
Total	$924,572

Amortization of identifiable intangible assets for the year ended December 31, 2020 and 2019 was $51,366 and $51,419, respectively.

The future yearly amortization expense over the next five years and thereafter are as follows:

For the years ended December 31,
2021	51,365
2022	51,365
2023	51,365
2024	51,365
2025	51,365
Thereafter	616,381
$873,206

In-Process Research & Development (“IPR&D”) Summary

The following table summarizes the balances as of December 31, 2020 and 2019 of the IPR&D assets acquired in the PointR acquisition during the year ended December 31, 2019. The Company evaluates, on an annual basis, for any impairment and records an impairment if identified.

	December 31, 2020	Remaining Estimated Useful Life (Years)
Intangible asset – Intellectual Property	$1,377,200	4
	1,377,200
Less Accumulated Amortization	(275,440)
Total	$1,101,760

	December 31, 2019	Remaining Estimated Useful Life (Years)
Intangible asset – Intellectual Property	$1,377,200	5
	1,377,200
Less Accumulated Amortization	-
Total	$1,377,200

Amortization of identifiable intangible assets for the years ended December 31, 2020 and 2019 was $275,441 and $0, respectively.

The future yearly amortization expense over the next five years and thereafter are as follows:

For the years ended December 31,

2021	275,440
2022	275,440
2023	275,440
2024	275,440
$1,101,760